Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,057,418	$ 294,094
Restricted cash and investments	248,012	247,222
Trade and other receivables, net	937,854	947,237
Inventories	319,545	347,494
Other current assets	407,520	424,727
Income taxes receivable	94,168	28,792
Total current assets	3,064,517	2,289,566
Systems, equipment and other assets related to contracts, net	1,434,194	1,199,674
Property, plant and equipment, net	193,723	357,841
Goodwill	5,723,815	6,810,012
Intangible assets, net	2,273,460	2,874,031
Other non-current assets	2,427,953	1,497,662
Deferred income taxes	41,546	31,376
Total non-current assets	12,094,691	12,770,596
Total assets	15,159,208	15,060,162
Current liabilities:
Accounts payable	1,240,753	1,216,079
Other current liabilities	1,780,875	1,097,045
Current portion of long-term debt	599,114	77
Income taxes payable	55,935	28,590
Total current liabilities	3,676,677	2,341,791
Long-term debt, less current portion	7,777,445	7,863,085
Deferred income taxes	491,460	761,924
Income taxes payable	55,665	0
Other non-current liabilities	446,113	444,556
Total non-current liabilities	8,770,683	9,069,565
Total liabilities	12,447,360	11,411,356
Commitments and contingencies (Note 16)
Redeemable non-controlling interests	356,917	223,141
Shareholders’ equity
Common stock, par value $0.10 per share; 203,446,572 and 202,285,166 shares issued and outstanding at December 31, 2017 and 2016, respectively	20,344	20,228
Additional paid-in capital	2,676,854	2,849,761
Retained (deficit) earnings	(1,032,372)	38,067
Accumulated other comprehensive income	340,169	160,643
Total IGT PLC’s shareholders’ equity	2,004,995	3,068,699
Non-controlling interests	349,936	356,966
Total shareholders’ equity	2,354,931	3,425,665
Total liabilities, redeemable non-controlling interests, and shareholders’ equity	$ 15,159,208	$ 15,060,162